UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 04528 )

Exact name of registrant as specified in charter: Putnam Ohio Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2007 Date of reporting period: August 31, 2006

Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund

The fund's portfolio
August 31, 2006 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
IFB -- Inverse Floating Rate Bonds
MBIA -- MBIA Insurance Company
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.3%)(a)

	Rating (RAT)	Principal amount	Value

Ohio (93.9%)
Akron, Wtr. Wks. Rev. Bonds, MBIA
6s, 12/1/12	Aaa	$875,000	$984,034
5 1/4s, 12/1/17	Aaa	1,285,000	1,388,250
Allen Cnty., G.O. Bonds, AMBAC, 5s, 12/1/06	Aaa	1,375,000	1,379,551
Anthony Wayne Local School Dist. G.O. Bonds (School
Fac. Construction & Impt.), FSA, 5 1/2s, 12/1/19	Aaa	1,565,000	1,679,386
Brecksville-Broadview Heights, City School Dist. G.O.
Bonds, FGIC, 6 1/2s, 12/1/16	Aaa	1,500,000	1,539,750
Brookville, Local School Dist. G.O. Bonds, FSA, 5s,
12/1/26	Aaa	1,500,000	1,574,115
Butler Cnty., G.O. Bonds, MBIA, 5 1/4s, 12/1/20	Aaa	1,000,000	1,081,070
Cincinnati, City School Dist. G.O. Bonds (Classroom
Fac. Construction & Impt.), FSA
5s, 12/1/27	Aaa	1,500,000	1,576,980
5s, 12/1/06	AAA	3,000,000	3,009,930
Cleveland, G.O. Bonds, FGIC, 5 1/4s, 8/1/23
(Prerefunded)	AAA	500,000	546,175
Cleveland, Muni. School Dist. G.O. Bonds, FSA, 5s,
12/1/27	Aaa	1,375,000	1,448,783
Cleveland, Parking Fac. Rev. Bonds, FSA, 5 1/4s,
9/15/22	Aaa	2,400,000	2,724,888
Cleveland, State U. Rev. Bonds, FGIC, 5s, 6/1/29	AAA	3,000,000	3,150,870
Cleveland, Urban Renewal Increment Rev. Bonds (Rock &
Roll Hall of Fame), 6 3/4s, 3/15/18	BBB-/P	1,150,000	1,160,419
Cleveland-Cuyahoga Cnty., Port. Auth. Rev. Bonds (Rock
& Roll Hall of Fame), FSA, 3.6s, 12/1/14	Aaa	500,000	498,920
Cuyahoga Cnty., G.O. Bonds, 5s, 12/1/18 (Prerefunded)	Aa1	1,500,000	1,579,335
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32	Aa3	1,500,000	1,652,955
Cuyahoga Cnty., Hosp. VRDN (U. Hosp.), 3.56s, 1/1/16	VMIG1	2,600,000	2,600,000
Cuyahoga Falls, G.O. Bonds, MBIA, 5s, 12/1/24	Aaa	1,645,000	1,728,829
Delaware City, School Dist. G.O. Bonds, MBIA, 5s,
12/1/20	AAA	1,160,000	1,238,961
Delaware Cnty., Cap. Fac. G.O. Bonds, 6 1/4s, 12/1/16
(Prerefunded)	AA+	1,000,000	1,112,200
Dublin, G.O. Bonds, Ser. B, 6.4s, 12/1/14	Aaa	1,300,000	1,484,379
Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl.
Med. Ctr.), 5 5/8s, 8/15/32	A	1,000,000	1,061,970
Field, Local School Dist. G.O. Bonds (School Fac.
Construction & Impt.), AMBAC, 5s, 12/1/22	Aaa	1,170,000	1,242,177
Franklin Cnty., G.O. Bonds
5 3/8s, 12/1/20	Aaa	2,170,000	2,287,657
5s, 6/1/07	Aaa	2,955,000	2,985,909
Franklin Cnty., Rev. Bonds (OCLC Online Computer
Library Ctr.), 5s, 4/15/13	A	2,610,000	2,729,277
Franklin Cnty., Dev. Rev. Bonds (American Chemical
Society), 5.8s, 10/1/14	A	2,000,000	2,123,040
Franklin Cnty., Econ. Dev. Rev. Bonds (Capitol South
Cmnty. Urban), 5 3/4s, 6/1/11	BBB-/P	1,000,000	1,037,590
Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH
Presbyterian Svcs.), 7 1/8s, 7/1/29 (Prerefunded)	BBB	2,000,000	2,314,540
Greater Cleveland Regl. Trans. Auth. G.O. Bonds (Cap.
Impt.), MBIA, 5s, 12/1/24	Aaa	1,350,000	1,427,342
Greene Cnty., Swr. Syst. Rev. Bonds (Governmental
Enterprise), AMBAC, 5 5/8s, 12/1/13 (Prerefunded)	Aaa	1,380,000	1,501,233
Hamilton Cnty., Econ. Dev. Rev. Bonds (King Highland
Cmnty. Urban), Ser. A, MBIA, 5s, 6/1/22	Aaa	1,745,000	1,867,028
Hamilton, City School Dist. G.O. Bonds, Ser. A,
5 1/2s, 12/1/24 (Prerefunded)	AA	2,000,000	2,134,700
Hillard, School Dist. G.O. Bonds (School Impts.),
FGIC, 5 3/4s, 12/1/24 (Prerefunded)	Aaa	3,000,000	3,278,160
Huran Cnty., Human Svcs. Rev. Bonds, MBIA, 6.55s,
12/1/20	Aaa	1,800,000	2,198,898
Kent State U. VRDN, MBIA, 3.41s, 5/1/31	VMIG1	890,000	890,000
Kent, School Dist. G.O. Bonds, FGIC, 5 3/4s, 12/1/21

(Prerefunded)	Aaa	1,500,000	1,554,210
Lake Ohio, School Dist. G.O. Bonds, FGIC, 5 3/4s,
12/1/21 (Prerefunded)	Aaa	1,000,000	1,084,120
Lakota, School Dist. Rev. Bonds, AMBAC, 7s, 12/1/10	Aaa	1,000,000	1,127,380
Lorain Cnty., Elderly Hsg. Corp. Multi-Fam. Rev. Bonds
(Harr Plaza & Intl.), Ser. A, 6 3/8s, 7/15/19	BBB	1,300,000	1,341,171
Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Care
Refurbish & Impt.), Ser. A, 5 1/4s, 10/1/33	Aa3	750,000	782,588
Madeira, City School Dist. G.O. Bonds (School Impt.),
MBIA
5s, 12/1/26	Aaa	1,620,000	1,709,343
5s, 12/1/25	Aaa	1,530,000	1,616,567
Mason, City School Dist. G.O. Bonds, 5.3s, 12/1/17
(Prerefunded)	Aa2	2,500,000	2,653,225
Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med.
Ctr.), 5 1/4s, 5/15/17	A-	1,250,000	1,328,963
Middletown, City School Dist. G.O. Bonds (School
Impt.), FGIC
5s, 12/1/25	Aaa	1,285,000	1,350,137
5s, 12/1/24	Aaa	1,080,000	1,135,426
5s, 12/1/23	Aaa	1,545,000	1,621,338
4 3/4s, 12/1/22	Aaa	1,000,000	1,035,850
4 3/4s, 12/1/21	Aaa	1,500,000	1,557,570
Midview, School Dist. COP (School Bldg. Fac.), 5 1/4s,
11/1/17	A	1,265,000	1,340,571
Montgomery Cnty., Rev. Bonds (Catholic Hlth.
Initiatives), Ser. A, 5s, 5/1/32	Aa2	1,000,000	1,037,910
Montgomery Cnty., Hlth. Syst. Rev. Bonds, Ser. B-1,
8.1s, 7/1/18	AAA	35,000	35,544
Montgomery Cnty., Hosp. Rev. Bonds
(Kettering Med. Ctr.), 6 3/4s, 4/1/22 (Prerefunded)	A2	1,500,000	1,667,970
(Grandview Hosp. & Med Ctr.), 5.6s, 12/1/11
(Prerefunded)	A	580,000	614,736
Northwestern, School Dist. Rev. Bonds (Wayne & Ashland
Cntys. School Impt.), FGIC, 7.2s, 12/1/10	Aaa	835,000	913,816
OH Hsg. Fin. Agcy. Rev. Bonds
Ser. B, GNMA Coll., 5s, 3/1/34	Aaa	1,585,000	1,620,789
(Res. Dev.), Ser. A, GNMA Coll., 4.6s, 9/1/28	Aaa	515,000	515,783
(Res. Mtge.), Ser. E, GNMA Coll., FNMA Coll., FHLMC
Coll., 4 1/4s, 3/1/15	Aaa	490,000	491,524
(Res. Mtge.), Ser. C, GNMA Coll., FNMA Coll., 4.1s,
3/1/15	Aaa	450,000	448,403
(Res. Mtge.), Ser. E, GNMA Coll., FNMA Coll., FHLMC
Coll., 3 3/4s, 3/1/10	Aaa	350,000	347,739
(Res. Mtge.), Ser. C, GNMA/FNMA Coll., 3.7s, 3/1/11	Aaa	470,000	467,500
OH Hsg. Fin. Agcy. Single Fam. Mtge. IFB, Ser. G, GNMA
Coll., 7.14s, 3/2/23	Aaa	200,000	204,284
OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser.
85-A, FGIC, FHA Insd., zero %, 1/15/15	Aaa	15,000	6,636
OH State Rev. Bonds (Revitalization), Ser. A, AMBAC,
5s, 4/1/19	Aaa	1,750,000	1,886,518
OH State Env. Impt. Rev. Bonds (USX Corp.), 5 5/8s,
5/1/29	Baa1	750,000	794,040
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon
College), 5.05s, 7/1/16	A+	2,000,000	2,135,520
OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6 1/4s, 10/1/18	AA-	2,000,000	2,418,860
(Case Western Reserve U.), 6s, 10/1/14	AA-	1,000,000	1,144,160
(Oberlin College), 5.12s, 10/1/24	AA	1,500,000	1,592,535
OH State Higher Edl. Fac. Commn. Rev. Bonds
(John Carroll U.), 5 1/2s, 11/15/18	A2	335,000	364,805
(John Carroll U.), 5 1/2s, 11/15/17	A2	420,000	458,737
(Denison U.), 5 1/8s, 11/1/21	AA	2,270,000	2,402,977
(Oberlin College), 5s, 10/1/33	AA	1,000,000	1,037,310
(Northern U.), 4 3/4s, 5/1/19	A2	2,500,000	2,537,525
(John Carroll U.), 3 1/2s, 11/15/08	A2	300,000	296,577
(John Carroll U.), 3s, 11/15/07	A2	500,000	491,835
OH State Poll. Control Rev. Bonds (Standard Oil Co.),
6 3/4s, 12/1/15	AA+	3,350,000	4,061,071
OH State Solid Waste Mandatory Put Bonds, 4.85s,
11/1/07	BBB	1,500,000	1,505,745
OH State U. Rev. Bonds, Ser. A, 5 1/8s, 12/1/31	Aa2	1,000,000	1,056,400
OH State Wtr. Dev. Auth. Solid Waste Disp. Rev. Bonds
(Bay Shore Power Co.), Ser. A, 5 7/8s, 9/1/20	BB+/P	1,000,000	1,008,980
OH U. Gen. Recipients Athens Rev. Bonds, MBIA, 5s,
12/1/25	Aaa	2,265,000	2,386,540
Olentangy, Local School Dist. G.O. Bonds, FSA, 5s,
12/1/19	Aaa	1,750,000	1,888,408
Powell, G.O. Bonds, FGIC, 5 1/2s, 12/1/25	Aaa	1,500,000	1,628,175
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded
Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2	2,165,000	2,386,696
River Valley, Local School Dist. G.O. Bonds (School
Fac. Construction & Impt.), FSA, 5 1/4s, 11/1/23	Aaa	300,000	342,183
Rocky River, G.O. Bonds, AMBAC, 5s, 12/1/24	Aaa	2,455,000	2,595,647
Sandusky Cnty., Hosp. Fac. Rev. Bonds (Memorial Hosp.)
5.15s, 1/1/10	BBB-	830,000	835,013
5.15s, 1/1/08	BBB-	500,000	502,810
5.05s, 1/1/07	BBB-	685,000	686,795
Summit Cnty., G.O. Bonds, Ser. R, FGIC, 5 1/2s, 12/1/18	Aaa	500,000	574,070
Tallmadge, City School Dist. G.O. Bonds (School Fac.),
FSA, 5s, 12/1/26	AAA	1,410,000	1,491,681

Toledo, G.O. Bonds (Macys), Ser. A, MBIA, 6.35s,
12/1/25	Aaa	1,500,000	1,569,810
Toledo, Swr. Syst. Mtge. Rev. Bonds, AMBAC, 6.2s,
11/15/12	Aaa	2,925,000	3,319,232
Toledo, Wtr. Wks. Mtge. Rev. Bonds, AMBAC, 6.2s,
11/15/12	Aaa	1,175,000	1,333,367
Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn,
Inc.), 6.45s, 12/15/21	Baa2	1,900,000	2,298,867
Twin Valley, Cmnty. Local School Dist. Rev. Bonds,
FGIC, 7.05s, 12/1/11	Aaa	1,000,000	1,112,290
U. of Cincinnati COP (Jefferson Ave. Residence Hall),
MBIA, 5 1/8s, 6/1/28	Aaa	1,000,000	1,035,490
U. of Cincinnati Rev. Bonds
Ser. D, AMBAC, 5s, 6/1/24	Aaa	2,000,000	2,108,680
Ser. D, AMBAC, 5s, 6/1/23	Aaa	1,275,000	1,346,005
Ser. A, FSA, 5s, 6/1/20	Aaa	1,200,000	1,290,900
Westerville, City School Dist. Rev. Bonds (School
Impt.)
6 1/4s, 12/1/09	Aa3	1,610,000	1,735,033
6 1/4s, 12/1/08	Aa3	1,590,000	1,679,644
Woodridge, School Dist. Rev. Bonds, AMBAC, 6.8s,
12/1/14	Aaa	3,000,000	3,423,360
Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds, FHA Insd.
7 3/8s, 10/1/21 (Prerefunded)	AAA/P	220,000	281,578
7 3/8s, 10/1/20 (Prerefunded)	AAA/P	205,000	262,380
7 3/8s, 10/1/19 (Prerefunded)	AAA/P	185,000	236,782
7 3/8s, 10/1/18 (Prerefunded)	AAA/P	180,000	230,382
7 3/8s, 10/1/17 (Prerefunded)	AAA/P	160,000	204,784
7 3/8s, 10/1/16 (Prerefunded)	AAA/P	155,000	198,385
			158,008,976

Puerto Rico (4.8%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	365,000	375,501
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A,
5 1/4s, 7/1/25	BBB	350,000	372,631
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. AA,
5s, 12/1/16	BBB	1,000,000	1,067,660
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. G, 5s, 7/1/33	BBB+	295,000	301,475
Ser. K, 5s, 7/1/13	BBB+	500,000	525,595
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A,
FSA, 5 7/8s, 8/1/14 (Prerefunded)	Aaa	3,000,000	3,220,320
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,095,890
PR Muni. Fin. Agcy. G.O. Bonds, Ser. C, 5s, 8/1/10	BBB	560,000	580,440
PR Pub. Fin. Corp. Rev. Bonds (Cmnwlth.
Appropriation), Ser. A, 5 3/4s, 8/1/27	BBB-	500,000	538,084
			8,077,596

Virgin Islands (0.6%)
Tobacco Settlement Fin. Corp. Rev. Bonds, 5s, 5/15/21
(Virgin Islands)	Baa3	915,000	923,994

TOTAL INVESTMENTS

Total investments (cost $158,336,326) (b)			$167,010,566

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/06 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Merrill Lynch Capital Services, Inc.
			3 month U.S. Bond Market
			Association Municipal Swap
4100000 (E)	11/22/16	4.1735%	Index	$(106,527)

2900000 (E)	11/22/16	3 month USD-LIBOR-BBA	5.711%	92,887

Total				$(13,640)

(E) Certain interest rate swap contracts include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract

NOTES

(a) Percentages indicated are based on net assets of $168,201,814.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2006. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $158,336,326, resulting in gross unrealized appreciation and depreciation of $8,874,933 and $200,693, respectively, or net unrealized appreciation of $8,674,240.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at August 31, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at August 31, 2006.

The fund had the following industry group concentration greater than 10% at August 31, 2006 (as a percentage of net assets):

Education	17.8%

The fund had the following insurance concentrations greater than 10% at August 31, 2006 (as a percentage of net assets):

FGIC	13.1%
AMBAC	12.6
MBIA	12.6
FSA	12.3

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Ohio Tax Exempt Income Fund

By (Signature and Title):

/s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter Charles E. Porter Principal Executive Officer Date: October 26, 2006

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 26, 2006